RIGHT-OF-USE ASSETS	12 Months Ended
Dec. 31, 2024
Right-of-use Assets
RIGHT-OF-USE ASSETS

11. RIGHT-OF-USE ASSETS

The Company leases office and restaurant premises under non-cancelable operating lease agreements, with an option to renew the leases. Per the new lease standard ASC 842-10-55, these leases are treated as operating leases. Management determined the loan interest rate of 4.75% is the weighted average discount rate for the lease that began in 2018. The rental expense for the years ended December 31, 2024, 2023 and 2022 was $110,130, $110,130 and $96,356, respectively. All leases are on a fixed payment basis. None of the leases include contingent rentals.

Rights-of-use assets, net consisted of the following:

	December 31,	December 31,
	2024	2023
Leased properties under operating lease	$-	293,991
Less: accumulated amortization	-	(174,935)
Right-of-use assets	$-	119,056

The Company does not have any variable lease costs. Cash payment made under the lease agreements is $120,066, $113,981 and $80,045 for the years ended December 31, 2024, 2023 and 2022, respectively. The weighted-average remaining lease term is 0 and 1.16 years as of December 31, 2024 and 2023. Interest expense was $3,951, $9,303 and $9,631 for the years ended December 31,2024,2023 and 2022 respectively.

Amortization expense was recognized as lease expense in general and administrative expense. Non-cash portion of amortization expense was $100,690, $278,957 and $14,436 for the years ended December 31, 2024, 2023 and 2022, respectively.

MEIWU TECHNOLOGY COMPANY LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS